Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1,2020	Ps.	9,682	Ps.	26,794	Ps.	82,646	Ps.	17,301	Ps.	16,152	Ps.	9,601	Ps.	25,291	Ps.	793	Ps.	188,260
Additions (1)		241		616		5,277		137		2,613		6,979		2,611		185		18,659
Additions from business acquisitions		158		—		200		—		—		3		46		81		488
Changes in the fair value of past acquisitions		—		—		59		—		—		—		—		—		59
Transfer of completed projects in progress		4		809		3,471		1,192		57		(5,644)		110		1		—
Transfer (to)/from assets classified as held for sale		—		—		449		—		—		—		—		—		449
Disposals		(13)		(122)		(3,358)		(1,073)		(561)		(12)		(808)		(58)		(6,005)
Specialty's disposal		—		—		(775)		—		—		(24)		(1,036)		—		(1,835)
Effects of changes in foreign exchange rates		(238)		(1,135)		(2,233)		(797)		(629)		(339)		310		(97)		(5,158)
Effects on the recognition of inflation effects		88		293		990		189		291		(30)		3		—		1,824
Cost as of December 31, 2020	Ps.	9,922	Ps.	27,255	Ps.	86,726	Ps.	16,949	Ps.	17,923	Ps.	10,534	Ps.	26,527	Ps.	905	Ps.	196,741
Cost as of January 1, 2021	Ps.	9,922	Ps.	27,255	Ps.	86,726	Ps.	16,949	Ps.	17,923	Ps.	10,534	Ps.	26,527	Ps.	905	Ps.	196,741
Additions (1)		303		484		5,263		115		3,655		8,527		2,869		237		21,453
Additions from business acquisitions		—		—		86		—		—		—		—		—		86
Changes in the fair value of past acquisitions		—		—		55		—		—		—		3		—		58
Transfer of completed projects in progress		3		768		4,997		1,351		31		(7,384)		215		19		—
Transfer (to)/from assets classified as held for sale		—		—		60		—		—		—		(8)		4		56
Disposals		(93)		(205)		(7,196)		(1,614)		(2,300)		(190)		(1,771)		(32)		(13,401)
Effects of changes in foreign exchange rates		(162)		(657)		(1,487)		(556)		(364)		(752)		(76)		(82)		(4,136)
Effects on the recognition of inflation effects		140		464		1,580		318		487		1		—		—		2,990
Cost as of December 31, 2021	Ps.	10,113	Ps.	28,109	Ps.	90,084	Ps.	16,563	Ps.	19,432	Ps.	10,736	Ps.	27,759	Ps.	1,051	Ps.	203,847

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2022	Ps.	10,113	Ps.	28,109	Ps.	90,084	Ps.	16,563	Ps.	19,432	Ps.	10,736	Ps.	27,759	Ps.	1,051	Ps.	203,847
Additions (1)		447		774		8,239		939		4,124		15,597		2,669		397		33,184
Additions from business acquisitions		201		1,268		4,478		126		8		699		175		—		6,955
Changes in the fair value of past acquisitions		—		—		(68)		—		—		—		36		(18)		(51)
Transfer of completed projects in progress		159		1,571		4,794		2,485		645		(9,954)		290		10		—
Transfer (to)/from assets classified as held for sale		—		—		(107)		—		—		—		—		—		(107)
Disposals		(33)		(259)		(3,362)		(1,072)		(381)		(290)		(214)		(14)		(5,626)
Effects of changes in foreign exchange rates		(458)		(1,167)		(1,955)		(1,276)		(1,707)		(589)		641		(165)		(6,677)
Effects on the recognition of inflation effects		222		735		2,903		536		849		7		—		(2)		5,250
Cost as of December 31, 2022	Ps.	10,651	Ps.	31,030	Ps.	105,004	Ps.	18,300	Ps.	22,970	Ps.	16,204	Ps.	31,356	Ps.	1,259	Ps.	236,775

(1)Total includes Ps. 2,278, Ps. 3,784 and Ps. 289 outstanding payment to suppliers, as of December 31, 2022, 2021 and 2020 respectively.
(2)Investments in fixed assets in progress are expected to be completed and transferred to other fixed assets categories within next twelve months.

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2020	Ps.	—	Ps.	(6,898)	Ps.	(37,873)	Ps.	(8,651)	Ps.	(10,091)	Ps.	—	Ps.	(9,738)	Ps.	(496)	Ps.	(73,747)
Depreciation for the year		—		(828)		(8,390)		(1,832)		(2,779)		—		(2,404)		(145)		(16,378)
Transfer to/(from) assets classified as held for sale		—		—		(282)		—		—		—		—		—		(282)
Disposals		—		38		2,707		989		536		—		492		38		4,800
Specialty's disposal		—		—		625		—		—		—		649		—		1,274
Effects of changes in foreign exchange rates		—		127		698		464		432		—		(123)		170		1,768
Changes in value on the recognition of inflation effects		—		(82)		(595)		(132)		(250)		—		(6)		(5)		(1,070)
Accumulated Depreciation as of December 31, 2020	Ps.	—	Ps.	(7,643)	Ps.	(43,110)	Ps.	(9,162)	Ps.	(12,152)	Ps.	—	Ps.	(11,130)	Ps.	(438)	Ps.	(83,635)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2021	Ps.	—	Ps.	(7,643)	Ps.	(43,110)	Ps.	(9,162)	Ps.	(12,152)	Ps.	—	Ps.	(11,130)	Ps.	(438)	Ps.	(83,635)
Depreciation for the year		—		(870)		(8,344)		(1,795)		(2,708)		—		(2,462)		(154)		(16,333)
Transfer to/(from) assets classified as held for sale		—		—		(38)		—		—		—		—		—		(38)
Disposals		—		80		5,312		1,493		2,391		4		1,649		27		10,956
Effects of changes in foreign exchange rates		—		151		864		372		222		—		417		88		2,114
Changes in value on the recognition of inflation effects		—		(139)		(946)		(208)		(427)		—		(6)		(38)		(1,764)
Accumulated Depreciation as of December 31, 2021	Ps.	—	Ps.	(8,421)	Ps.	(46,262)	Ps.	(9,300)	Ps.	(12,674)	Ps.	4	Ps.	(11,532)	Ps.	(515)	Ps.	(88,700)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2022	Ps.	—	Ps.	(8,421)	Ps.	(46,262)	Ps.	(9,300)	Ps.	(12,674)	Ps.	4	Ps.	(11,532)	Ps.	(515)	Ps.	(88,700)
Depreciation for the year		—		(1,393)		(9,107)		(2,015)		(3,234)		—		(2,456)		(134)		(18,339)
Transfer to/(from) assets classified as held for sale		—		—		89		—		—		—		—		—		89
Disposals		—		217		3,319		936		305		—		248		12		5,037
Effects of changes in foreign exchange rates		—		298		745		860		1,274		—		(766)		144		2,555
Changes in value on the recognition of inflation effects		—		(244)		(2,034)		(354)		(745)		—		(5)		(34)		(3,416)
Accumulated Depreciation as of December 31, 2022	Ps.	—	Ps.	(9,544)	Ps.	(53,249)	Ps.	(9,873)	Ps.	(15,074)	Ps.	4	Ps.	(14,510)	Ps.	(528)	Ps.	(102,774)

Carrying Amount	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
As of December 31, 2020	Ps.	9,922	Ps.	19,612	Ps.	43,616	Ps.	7,787	Ps.	5,771	Ps.	10,534	Ps.	15,397	Ps.	467	Ps.	113,106
As of December 31, 2021	Ps.	10,113	Ps.	19,688	Ps.	43,822	Ps.	7,263	Ps.	6,758	Ps.	10,740	Ps.	16,227	Ps.	536	Ps.	115,147
As of December 31, 2022	Ps.	10,651	Ps.	21,486	Ps.	51,755	Ps.	8,428	Ps.	7,896	Ps.	16,209	Ps.	16,846	Ps.	730	Ps.	134,001

For the years ended December 31, 2022, 2021 and 2020, the Company did not recognize any capitalization of borrowing costs.